Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 7,845
Restricted cash in relation to rent guarantees
Financial risk management and impairment of financial assets
Restricted cash	1,700		£ 1,700
Restricted cash included in cash at bank in order to satisfy certain covenants
Financial risk management and impairment of financial assets
Restricted cash	7,845		8,306
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 20,887
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	872		790
Credit risk | Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
Financial assets	£ 0		£ 0